17. Borrowings and financing (Details 6) R$ in Thousands	Dec. 31, 2018 BRL (R$) [1]
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	R$ 3,609,000
Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	1,908,000
Brazilian Development Bank - BNDES BAIXADA SANTISTA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	1,455,000
Japan International Cooperation Agency - JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	208,000
Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing - Credit Limited	R$ 38,000

[1]	Brazilian Central Bank's exchange rate as of December 30, 2018 (Yen1.00 = R$0.03527).